Consolidated Schedule of Investments (unaudited) September 30, 2021	BlackRock Science and Technology Trust II (BSTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Astra Space, Inc., (Acquired 08/20/21, Cost: $12,000,000)(a)	1,200,000	$10,428,000

Airlines — 0.3%
Lilium N.V., (Acquired 09/13/21, Cost: $8,500,000)(a)	850,000	8,253,050

Automobiles — 3.1%
Arrival Ltd., (Acquired 09/27/21, Cost: $20,182,398)(a).	2,783,376	36,601,394
Tesla, Inc.(b)(c)	84,712	65,692,462

		102,293,856

Banks — 3.7%
Klarna Holdings AB, (Acquired 08/07/19, Cost: $23,354,997)(a)(d)	86,839	119,556,087

Diversified Consumer Services — 1.3%
Chegg, Inc.(c)	356,167	24,226,479
Think & Learn Private Ltd., (Acquired 09/30/20, Cost: $7,113,729)(a)(d)	4,651	17,862,246

		42,088,725

Electrical Equipment — 0.3%
Shoals Technologies Group, Inc., Class A(c)	396,963	11,067,328

Electronic Equipment, Instruments & Components — 1.3%
Samsung SDI Co. Ltd.(c)	71,175	42,471,536

Entertainment(c) — 2.4%
HYBE Co. Ltd.	121,331	30,276,840
Roku, Inc.(b)	102,250	32,040,038
Take-Two Interactive Software, Inc.	116,092	17,886,294

		80,203,172

Health Care Providers & Services — 0.4%
Agilon Health, Inc.(c)	485,190	12,716,830

Interactive Media & Services(c) — 6.2%
Eventbrite, Inc., Class A	748,770	14,159,241
Kakao Corp.	762,481	74,988,570
Kanzhun Ltd., ADR	277,944	10,003,205
Snap, Inc., Class A(b)	991,722	73,258,504
ZoomInfo Technologies, Inc., Class A	513,553	31,424,308

		203,833,828

Internet & Direct Marketing Retail(c) — 4.3%
Delivery Hero SE(e)	238,229	30,387,338
Farfetch Ltd., Class A	980,722	36,757,461
MercadoLibre, Inc.(b)	26,158	43,929,745
Ozon Holdings PLC, ADR	584,607	29,493,423

		140,567,967

IT Services — 17.4%
Adyen NV(c)(e)	14,925	41,720,774
Automattic, Inc., Series E, (Acquired 02/03/21, Cost: $34,000,000)(a)(d)	400,000	37,812,000
Cloudflare, Inc., Class A(b)(c)	252,090	28,397,938
Dlocal Ltd.(c)	433,216	23,636,265
Endava PLC, ADR(c)	336,360	45,694,506
GMO Payment Gateway, Inc.	225,400	28,459,328
Grid Dynamics Holdings, Inc.(c)	1,174,694	34,324,559
Locaweb Servicos de Internet SA(c)(e)	11,831,349	49,708,720
MongoDB, Inc.(c)	80,445	37,930,622
Okta, Inc.(c)	144,191	34,222,292
Pagseguro Digital Ltd., Class A(c)	430,457	22,263,236
Shift4 Payments, Inc., Class A(c)	292,958	22,710,104

Security	Shares	Value

IT Services (continued)
Square, Inc., Class A(b)(c)	285,008	$68,356,319
TRAX Ltd., Series D, (Acquired 02/18/21, Cost: $9,999,998)(a)(d)	191,806	10,666,332
TRAX Ltd., Series E, (Acquired 09/12/19, Cost: $10,999,987)(a)(d)	293,333	16,312,248
Twilio, Inc., Class A(c)	165,051	52,659,521
Wix.com Ltd.(c)	85,274	16,711,146

		571,585,910

Machinery — 0.1%
Berkshire Grey, Inc.	570,749	4,012,366

Multi-line Retail — 0.6%
Magazine Luiza SA	7,096,809	18,687,645

Professional Services(c) — 1.0%
CoStar Group, Inc.(b)	184,293	15,860,256
Legalzoom.com, Inc.	647,086	17,083,070

		32,943,326

Road & Rail(c) — 1.1%
Lyft, Inc., Class A(b)	474,493	25,428,080
TuSimple Holdings, Inc., Class A	262,243	9,737,083

		35,165,163

Semiconductors & Semiconductor Equipment — 14.0%
Alphawave IP Group PLC(c)	3,434,157	10,735,066
ASM International NV	56,775	22,234,134
BE Semiconductor Industries NV	285,445	22,708,728
Lasertec Corp.	316,800	72,121,907
Lattice Semiconductor Corp.(c)	507,451	32,806,707
MACOM Technology Solutions Holdings, Inc., Class H(c)	320,382	20,783,180
Marvell Technology, Inc.(b)	1,299,467	78,370,855
Monolithic Power Systems, Inc.(b)	91,900	44,542,092
Qorvo, Inc.(c)	162,668	27,196,463
Silergy Corp.	418,000	60,799,556
Soitec SA(c)	180,977	39,121,401
Wolfspeed, Inc.	330,702	26,697,572

		458,117,661

Software — 20.0%
Altium Ltd.	922,809	23,282,134
AppLovin Corp., Class A(c)	276,836	20,034,621
Atlassian Corp. PLC, Class A(c)	98,985	38,744,709
Avalara, Inc.(c)	176,638	30,871,023
C3.AI, Inc., Class A(b)(c)	702,280	32,543,655
Confluent, Inc., Class A(c)	204,756	12,213,695
Coupa Software, Inc.(c)	81,308	17,821,087
Crowdstrike Holdings, Inc., Class A(c)	147,993	36,373,720
Databricks, Inc., (Acquired 07/24/20, Cost: $5,501,686)(a)(d)	114,553	25,253,209
DataRobot, Inc., Series F, (Acquired 03/01/21, Cost: $1,384,813)(a)(d)	92,093	2,741,609
Elastic NV(c)	170,979	25,474,161
Freee KK(c)	367,000	26,705,042
Lightspeed Commerce, Inc.(c)	651,145	62,831,945
Linklogis, Inc., (Acquired 03/31/21, Cost: $8,528,989)(a)	3,734,000	3,837,271
Ming Yuan Cloud Group Holdings Ltd.	4,909,000	17,018,878
Procore Technologies, Inc.(c)	69,234	6,185,366
Rakus Co. Ltd.	1,236,700	43,816,859

CONSOLIDATED SCHEDULE OF INVESTMENTS

1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Science and Technology Trust II (BSTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
SiteMinder Ltd., Class A, (Acquired 01/21/20, Cost: $20,875,811)(a)(d)	181,785	$22,049,886
Snorkel AI, Inc., (Acquired 10/13/20, Cost: $2,017,593)(a)(d)	500,250	7,813,905
Snyk Ltd. , (Acquired 11/02/20, Cost: $9,287,400)(a)(d).	1,267,643	18,178,001
Synopsys, Inc.(c)	110,015	32,939,591
Trade Desk, Inc., Class A(c)	280,580	19,724,774
TUYA, Inc., ADR(c)	24,581	222,950
Unity Software, Inc.(c)	245,168	30,952,460
Xero Ltd.(c)	262,237	25,732,923
Zendesk, Inc.(c)	201,382	23,438,851
Zscaler, Inc.(b)(c)	185,686	48,690,583

		655,492,908

Specialty Retail — 1.2%
Cazoo Group Ltd., (Acquired 10/08/20, Cost: $20,649,536)(a)	5,192,246	38,707,586

Total Common Stocks — 79.0% (Cost: $1,167,079,478)		2,588,192,944

Preferred Securities

Preferred Stocks — 20.0%(a)(d)

Communications Equipment — 0.6%
Astranis Space Technologies Corp., Series C, (Acquired 03/19/21, Cost: $17,000,010)	775,515	18,806,239

Diversified Consumer Services — 0.6%
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $14,251,080)	4,920	18,895,345

Diversified Financial Services — 2.2%
Databricks, Inc., Series F, (Acquired 10/22/19, Cost: $13,200,019)	307,346	67,754,426
Snorkel Al, Inc., Series B, (Acquired 10/13/20, Cost: $999,996)	247,943	3,872,869

		71,627,295

Electrical Equipment — 0.8%
Credo Technology Group Holding Ltd.
Series D, (Acquired 03/20/20, Cost: $19,999,997)	4,005,527	25,995,870
Series D+, (Acquired 01/22/20, Cost: $1,617,982)	278,714	1,808,854

		27,804,724

Food & Staples Retailing — 0.5%
GrubMarket, Inc. , Series D, (Acquired 07/23/20, Cost: $8,000,001)	1,762,969	17,382,874

Food Products — 0.7%
Farmer’s Business Network, Inc., Series F, (Acquired 07/31/20, Cost: $11,961,002)	361,834	22,491,601

Interactive Media & Services — 1.8%
ByteDance Ltd., Series E, (Acquired 11/11/20, Cost: $35,000,075)	319,419	53,584,697
ResearchGate GmbH, Series D, (Acquired 09/24/20, Cost: $6,999,988)	424,688	7,049,821

		60,634,518

Security	Shares	Value

IT Services — 1.5%
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $12,000,008)	1,974,374	$13,623,181
Trumid Holdings LLC(f)
Class J-A, (Acquired 07/24/20, Cost: $9,999,857)	20,154	17,647,447
Class J-B, (Acquired 07/24/20, Cost: $5,999,914)	20,154	17,647,447

		48,918,075

Road & Rail — 0.6%
FlixMobility GmbH, Series F, (Acquired 07/26/19, Cost: $16,947,253)	850	19,848,923

Semiconductors & Semiconductor Equipment — 5.2%
Cnex Labs, Inc.
Series E, (Acquired 02/06/20, Cost: $7,000,000)	329,675	4,325,336
Series F, (Acquired 02/24/21, Cost: $4,999,999)	730,332	4,031,433
Innovium, Inc.
Series E, (Acquired 08/21/19, Cost: $8,999,992)	1,060,432	8,992,463
Series F, (Acquired 06/10/20, Cost: $6,999,998)	690,812	6,963,385
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $7,000,000)	1,018,908	7,886,348
Psiquantum Corp., Series C, (Acquired 09/09/19, Cost: $9,101,310)	1,962,335	40,129,751
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $19,999,969)	762,595	19,979,989
SambaNova Systems, Inc. (Acquired 04/09/21, Cost: $6,999,979)	73,670	7,982,881
Series C, (Acquired 02/20/20, Cost: $33,904,161)	636,800	69,003,648

		169,295,234

Software — 5.5%
Avidxchange, Inc., (Acquired 07/29/20, Cost: $7,474,330)	152,500	12,459,250
Databricks, Inc., Series G, (Acquired 02/01/21, Cost: $18,500,004)	104,303	22,993,596
DataRobot, Inc., Series F, (Acquired 10/27/20, Cost: $11,499,999)	875,059	26,050,507
GitLab, Inc., Series E, (Acquired 09/10/19, Cost: $11,670,984)	626,482	36,022,715
Rapyd Financial Network Ltd., Series E, (Acquired 03/31/21, Cost: $13,999,978)	190,705	17,213,033
Snyk Ltd. , (Acquired 11/02/20, Cost: $13,212,590)	2,663,936	38,200,842
Unqork, Inc.
Series B, (Acquired 09/19/19, Cost: $6,801,016)	597,680	17,643,514
Series C, (Acquired 09/18/20, Cost: $7,994,787)	292,000	8,619,840

		179,203,297

Total Preferred Stocks — 20.0%		654,908,125

Total Preferred Securities — 20.0%
(Cost: $370,136,278)		654,908,125

2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Science and Technology Trust II (BSTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Warrants

IT Services — 0.0%
TRAX Ltd., (Acquired 09/12/19, Cost: $0)(a)(d)	46,928	$480,073

Total Warrants — 0.0%
(Cost: $ — )		480,073

Total Long-Term Investments — 99.0% (Cost: $1,537,215,756)		3,243,581,142

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(g)(h)	50,871,756	50,871,756

Total Short-Term Securities — 1.6%
(Cost: $50,871,756)		50,871,756

Total Investments Before Options Written — 100.6%
(Cost: $1,588,087,512)		3,294,452,898

Options Written — (0.6)%
(Premiums Received: $(29,285,430))		(18,635,833)

Total Investments, Net of Options Written — 100.0% (Cost: $1,558,802,082)		3,275,817,065
Other Assets Less Liabilities — 0.0%		422,364

Net Assets — 100.0%		$3,276,239,429

(a)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $1,031,461,022, representing 31.5% of its net assets as of period end, and an original cost of $564,533,215.

(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	All or a portion of the security is held by a wholly-owned subsidiary.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$21,688,765	$29,182,991	(a)	$—		$—	$—	$50,871,756	50,871,756	$5,482		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	—		(643	)(a)	643	—	—	—	196,297	(c)	—

						$643	$—	$50,871,756		$201,779		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Cree, Inc.	201	10/01/21	USD	84.00	USD	1,623	$(3,015)
Marvell Technology Inc.	884	10/01/21	USD	60.25	USD	5,331	(48,886)
MercadoLibre, Inc.	18	10/01/21	USD	1,830.00	USD	3,023	(6,300)

CONSOLIDATED SCHEDULE OF INVESTMENTS	3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Science and Technology Trust II (BSTZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Okta, Inc.	170	10/01/21	USD	240.00	USD	4,035	$(20,230)
Synopsys, Inc.	190	10/01/21	USD	330.00	USD	5,689	(4,750)
Atlassian Corp. PLC, Class A	34	10/08/21	USD	390.00	USD	1,331	(34,510)
Coupa Software, Inc.	90	10/08/21	USD	250.00	USD	1,973	(2,925)
Cree, Inc.	413	10/08/21	USD	92.00	USD	3,334	(21,683)
Crowdstrike Holdings, Inc., Class A	99	10/08/21	USD	285.00	USD	2,433	(1,337)
Lyft, Inc., Class A	217	10/08/21	USD	52.00	USD	1,163	(51,212)
MercadoLibre, Inc.	16	10/08/21	USD	2,100.00	USD	2,687	(1,280)
MongoDB, Inc.	32	10/08/21	USD	415.00	USD	1,509	(189,600)
Roku, Inc.	79	10/08/21	USD	385.00	USD	2,475	(1,027)
Snap, Inc., Class A	1,063	10/08/21	USD	81.22	USD	7,852	(47,850)
Square, Inc., Class A	213	10/08/21	USD	270.00	USD	5,109	(4,473)
Tesla, Inc.	60	10/08/21	USD	755.00	USD	4,653	(244,350)
Trade Desk, Inc., Class A	510	10/08/21	USD	85.00	USD	3,585	(2,550)
Twilio, Inc., Class A	205	10/08/21	USD	380.00	USD	6,541	(8,713)
Agilon Health, Inc.	350	10/15/21	USD	40.00	USD	917	(17,500)
Agilon Health, Inc.	329	10/15/21	USD	35.00	USD	862	(3,290)
Atlassian Corp. PLC, Class A	34	10/15/21	USD	360.00	USD	1,331	(119,000)
Avalara, Inc.	123	10/15/21	USD	180.00	USD	2,150	(43,665)
C3.AI, Inc., Class A	595	10/15/21	USD	55.00	USD	2,757	(19,338)
Chegg, Inc.	468	10/15/21	USD	85.00	USD	3,183	(2,340)
Chegg, Inc.	445	10/15/21	USD	90.00	USD	3,027	(2,225)
Cloudflare, Inc., Class A	450	10/15/21	USD	130.00	USD	5,069	(23,850)
Confluent, Inc., Class A	204	10/15/21	USD	55.00	USD	1,217	(126,480)
Confluent, Inc., Class A	205	10/15/21	USD	60.00	USD	1,223	(68,675)
CoStar Group, Inc.	291	10/15/21	USD	82.00	USD	2,504	(133,860)
Cree, Inc.	218	10/15/21	USD	95.00	USD	1,760	(3,270)
Crowdstrike Holdings, Inc., Class A	70	10/15/21	USD	280.00	USD	1,720	(2,835)
Dlocal Ltd., Class A	500	10/15/21	USD	70.00	USD	2,728	(12,500)
Dlocal Ltd., Class A	500	10/15/21	USD	75.00	USD	2,728	(7,500)
Elastic NV	256	10/15/21	USD	170.00	USD	3,814	(10,880)
Endava PLC	165	10/15/21	USD	145.00	USD	2,242	(21,038)
Endava PLC	220	10/15/21	USD	140.00	USD	2,989	(63,250)
Endava PLC	100	10/15/21	USD	135.00	USD	1,359	(54,000)
Eventbrite, Inc., Class A	1,079	10/15/21	USD	17.50	USD	2,040	(194,220)
Farfetch Ltd., Class A	820	10/15/21	USD	60.00	USD	3,073	(3,280)
Farfetch Ltd., Class A	796	10/15/21	USD	45.00	USD	2,983	(8,756)
Grid Dynamics Holdings, Inc.	1,176	10/15/21	USD	26.47	USD	3,436	(478,331)
Lattice Semiconductor Corp.	744	10/15/21	USD	60.00	USD	4,810	(405,480)
Legalzoom.com, Inc.	652	10/15/21	USD	35.00	USD	1,721	(3,260)
Lightspeed Commerce Inc.	488	10/15/21	CAD	115.00	CAD	5,964	(410,327)
Lightspeed Commerce Inc.	978	10/15/21	CAD	120.00	CAD	11,953	(582,970)
Lyft, Inc., Class A	225	10/15/21	USD	52.50	USD	1,206	(56,362)
MACOM Technology Solutions Holdings, Inc.	497	10/15/21	USD	59.28	USD	3,224	(327,857)
Marvell Technology Inc.	85	10/15/21	USD	62.50	USD	513	(6,928)
MongoDB, Inc.	40	10/15/21	USD	490.00	USD	1,886	(39,200)
Okta, Inc.	80	10/15/21	USD	280.00	USD	1,899	(1,280)
Ozon Holdings PLC	769	10/15/21	USD	55.00	USD	3,880	(15,380)
Pagseguro Digital Ltd., Class A	444	10/15/21	USD	60.79	USD	2,296	(3,979)
Qorvo, Inc.	215	10/15/21	USD	185.00	USD	3,595	(5,913)
Shift4 Payments, Inc., Class A	158	10/15/21	USD	90.00	USD	1,225	(3,555)
Shift4 Payments, Inc., Class A	160	10/15/21	USD	95.00	USD	1,240	(2,000)
Shoals Technologies Group, Inc., Class A	100	10/15/21	USD	35.00	USD	279	(1,250)
Snap, Inc., Class A	1,460	10/15/21	USD	80.00	USD	10,785	(139,430)
Square, Inc., Class A	112	10/15/21	USD	270.00	USD	2,686	(8,064)
Tesla, Inc.	79	10/15/21	USD	755.00	USD	6,126	(362,610)
Tesla, Inc.	59	10/15/21	USD	760.00	USD	4,575	(249,127)
Twilio, Inc., Class A	205	10/15/21	USD	390.00	USD	6,541	(6,355)
Unity Software, Inc.	410	10/15/21	USD	135.00	USD	5,176	(76,875)
Wix.Com Ltd.	252	10/15/21	USD	250.00	USD	4,938	(4,410)
Zendesk, Inc.	304	10/15/21	USD	125.00	USD	3,538	(28,120)
ZoomInfo Technologies, Inc., Class A	770	10/15/21	USD	65.00	USD	4,712	(80,850)

4

Consolidated Schedule of Investments (unaudited) (continued)	BlackRock Science and Technology Trust II (BSTZ)
September 30, 2021

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Zscaler, Inc.	139	10/15/21	USD	280.00	USD	3,645	$(30,580)
Legalzoom.com, Inc.	652	10/20/21	USD	35.45	USD	1,721	(781)
Coupa Software, Inc.	78	10/22/21	USD	270.00	USD	1,710	(3,315)
Lattice Semiconductor Corp.	287	10/22/21	USD	67.09	USD	1,855	(55,251)
Lyft, Inc., Class A	155	10/22/21	USD	54.00	USD	831	(33,170)
MongoDB, Inc.	40	10/22/21	USD	490.00	USD	1,886	(57,400)
Okta, Inc.	57	10/22/21	USD	265.00	USD	1,353	(6,897)
Roku, Inc.	170	10/22/21	USD	365.00	USD	5,327	(32,895)
Snap, Inc., Class A	1,324	10/22/21	USD	77.00	USD	9,780	(519,670)
Square, Inc., Class A	158	10/22/21	USD	280.00	USD	3,789	(10,191)
Tesla, Inc.	34	10/22/21	USD	740.00	USD	2,637	(211,565)
Zscaler, Inc.	51	10/22/21	USD	285.00	USD	1,337	(12,087)
Grid Dynamics Holdings, Inc.	950	10/25/21	USD	32.00	USD	2,776	(77,913)
Shift4 Payments, Inc., Class A	400	10/25/21	USD	94.00	USD	3,101	(21,528)
Farfetch Ltd., Class A	420	10/27/21	USD	50.00	USD	1,574	(9,256)
Cloudflare, Inc., Class A	322	10/29/21	USD	127.00	USD	3,627	(73,416)
Grid Dynamics Holdings, Inc.	581	10/29/21	USD	31.61	USD	1,698	(58,464)
Lyft, Inc., Class A	515	10/29/21	USD	54.00	USD	2,760	(123,600)
Marvell Technology Inc.	785	10/29/21	USD	62.00	USD	4,734	(121,675)
Roku, Inc.	170	10/29/21	USD	370.00	USD	5,327	(44,200)
Zscaler, Inc.	164	10/29/21	USD	275.00	USD	4,300	(99,630)
Grid Dynamics Holdings, Inc.	581	11/03/21	USD	31.61	USD	1,698	(66,647)
Coupa Software, Inc.	59	11/05/21	USD	255.00	USD	1,293	(14,013)
Crowdstrike Holdings, Inc., Class A	84	11/05/21	USD	270.00	USD	2,065	(32,970)
Marvell Technology Inc.	1,246	11/05/21	USD	65.00	USD	7,515	(73,514)
MercadoLibre, Inc.	20	11/05/21	USD	1,900.00	USD	3,359	(58,900)
MongoDB, Inc.	25	11/05/21	USD	470.00	USD	1,179	(75,869)
Ozon Holdings PLC	867	11/05/21	USD	54.25	USD	4,374	(77,988)
Snap, Inc., Class A	401	11/05/21	USD	81.00	USD	2,962	(130,325)
Square, Inc., Class A	315	11/05/21	USD	265.00	USD	7,555	(160,650)
Take-Two Interactive Software, Inc.	162	11/05/21	USD	165.00	USD	2,496	(45,765)
Twilio, Inc., Class A	52	11/05/21	USD	345.00	USD	1,659	(44,460)
Zscaler, Inc.	165	11/05/21	USD	280.00	USD	4,327	(95,287)
Monolithic Power Systems, Inc.	112	11/08/21	USD	499.00	USD	5,428	(194,271)
Atlassian PLC, Class A	144	11/10/21	USD	390.00	USD	5,636	(333,677)
Cloudflare, Inc., Class A	424	11/12/21	USD	122.00	USD	4,776	(193,590)
Zendesk, Inc.	260	11/12/21	USD	121.00	USD	3,026	(117,268)
Confluent, Inc., Class A	165	11/15/21	USD	65.50	USD	984	(66,825)
Agilon Health, Inc.	679	11/19/21	USD	30.00	USD	1,780	(39,042)
Applovin Corp., Class A	380	11/19/21	USD	85.00	USD	2,750	(94,050)
Applovin Corp., Class A	395	11/19/21	USD	90.00	USD	2,859	(64,187)
Atlassian Corp. PLC, Class A	65	11/19/21	USD	400.00	USD	2,544	(157,062)
Avalara, Inc.	171	11/19/21	USD	190.00	USD	2,989	(97,470)
Chegg, Inc.	300	11/19/21	USD	85.00	USD	2,041	(18,000)
Cloudflare, Inc., Class A	190	11/19/21	USD	135.00	USD	2,140	(46,265)
CoStar Group, Inc.	225	11/19/21	USD	93.00	USD	1,936	(32,062)
Cree, Inc.	93	11/19/21	USD	92.50	USD	751	(18,368)
Crowdstrike Holdings, Inc., Class A	62	11/19/21	USD	280.00	USD	1,524	(22,165)
Crowdstrike Holdings, Inc., Class A	99	11/19/21	USD	270.00	USD	2,433	(56,182)
Dlocal Ltd., Class A	1,380	11/19/21	USD	70.00	USD	7,529	(317,400)
Elastic NV	224	11/19/21	USD	180.00	USD	3,337	(26,880)
Eventbrite, Inc., Class A	1,020	11/19/21	USD	20.00	USD	1,929	(140,250)
Lightspeed Commerce Inc.	360	11/19/21	CAD	160.00	CAD	4,400	(70,204)
Lyft, Inc., Class A	216	11/19/21	USD	57.50	USD	1,158	(48,708)
MACOM Technology Solutions Holdings, Inc.	400	11/19/21	USD	65.00	USD	2,595	(194,000)
Marvell Technology Inc.	638	11/19/21	USD	65.00	USD	3,848	(75,603)
MercadoLibre, Inc.	20	11/19/21	USD	1,880.00	USD	3,359	(89,800)
MongoDB, Inc.	88	11/19/21	USD	500.00	USD	4,149	(169,400)
Monolithic Power Systems, Inc.	145	11/19/21	USD	510.00	USD	7,028	(249,400)
Okta, Inc.	96	11/19/21	USD	270.00	USD	2,278	(28,560)
Pagseguro Digital Ltd., Class A	760	11/19/21	USD	57.50	USD	3,931	(127,300)
Procore Technologies, Inc.	193	11/19/21	USD	91.00	USD	1,724	(97,766)

CONSOLIDATED SCHEDULE OF INVESTMENTS	5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Science and Technology Trust II (BSTZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Qorvo, Inc.	240	11/19/21	USD	185.00	USD	4,013	$(68,400)
Roku, Inc.	143	11/19/21	USD	365.00	USD	4,481	(115,115)
Shift4 Payments, Inc., Class A	102	11/19/21	USD	90.00	USD	791	(20,400)
Shoals Technologies Group, Inc., Class A	430	11/19/21	USD	40.00	USD	1,199	(12,900)
Snap, Inc., Class A	1,020	11/19/21	USD	85.00	USD	7,535	(283,050)
Synopsys, Inc.	120	11/19/21	USD	340.00	USD	3,593	(15,600)
Take-Two Interactive Software, Inc.	163	11/19/21	USD	170.00	USD	2,511	(36,267)
Trade Desk, Inc., Class A	275	11/19/21	USD	80.00	USD	1,933	(68,750)
TuSimple Holdings, Inc.	508	11/19/21	USD	55.00	USD	1,886	(49,530)
Unity Software, Inc.	268	11/19/21	USD	135.00	USD	3,384	(182,240)
Unity Software, Inc.	9	11/19/21	USD	140.00	USD	114	(4,725)
ZoomInfo Technologies, Inc., Class A	656	11/19/21	USD	66.35	USD	4,014	(162,551)
Shoals Technologies Group, Inc., Class A	198	12/17/21	USD	35.00	USD	552	(23,265)

							$(11,644,776)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Lattice Semiconductor Corp.	Morgan Stanley & Co. International PLC	38,900	10/01/21	USD	59.52	USD	2,515	$(199,492)
BE Semiconductor Industries NV	Goldman Sachs International	46,300	10/05/21	EUR	74.37	EUR	3,179	(5,441)
Delivery Hero AG	Morgan Stanley & Co. International PLC	58,100	10/05/21	EUR	117.85	EUR	6,417	(18,000)
GMO Payment Gateway Inc.	Goldman Sachs International	31,400	10/05/21	JPY	13,384.63	JPY	445,252	(194,685)
Hybe Ltd.	Goldman Sachs International	36,300	10/05/21	KRW	300,298.04	KRW	10,835,550	(138,510)
Silergy Corp.	JPMorgan Chase Bank N.A.	87,000	10/05/21	USD	3,640.92	USD	357,135	(1,454,316)
Xero Ltd.	UBS AG	3,200	10/05/21	AUD	146.37	AUD	445	(110)
Shoals Technologies Group, Inc., Class A	Citibank N.A.	39,700	10/06/21	USD	29.96	USD	1,107	(8,954)
Adyen NV	Goldman Sachs International	4,500	10/07/21	EUR	2,433.72	EUR	10,868	(172,458)
Soitec SA	UBS AG	14,900	10/07/21	EUR	198.08	EUR	2,800	(10,113)
Altium Ltd.	Morgan Stanley & Co. International PLC	150,000	10/08/21	AUD	35.99	AUD	5,328	(40,697)
Avalara, Inc.	Citibank N.A.	15,900	10/08/21	USD	175.00	USD	2,779	(66,347)
Rakus Ltd.	JPMorgan Chase Bank N.A.	112,300	10/08/21	JPY	3,540.40	JPY	444,147	(415,522)
Delivery Hero AG	Goldman Sachs International	13,400	10/13/21	EUR	132.03	EUR	1,480	(1,283)
FREEE KK	JPMorgan Chase Bank N.A.	40,000	10/13/21	JPY	9,732.42	JPY	326,000	(3,700)
Lasertec Corp.	JPMorgan Chase Bank N.A.	25,000	10/13/21	JPY	22,321.66	JPY	639,750	(698,898)
Samsung SDI Co. Ltd.	JPMorgan Chase Bank N.A.	10,300	10/13/21	KRW	834,080.00	KRW	7,395,400	(191)
TuSimple Holdings, Inc.	Citibank N.A.	46,700	10/13/21	USD	35.25	USD	1,734	(173,882)
Ming Yuan Cloud Group Holdings Ltd.	Société Générale	736,000	10/15/21	HKD	30.69	HKD	19,872	(76,736)
Kakao Corp.	Morgan Stanley & Co. International PLC	26,500	10/19/21	KRW	151,994.56	KRW	3,127,000	(389)
Ming Yuan Cloud Group Holdings Ltd.	JPMorgan Chase Bank N.A.	736,000	10/19/21	HKD	34.34	HKD	19,872	(38,796)
Soitec SA	UBS AG	12,800	10/19/21	EUR	206.82	EUR	2,405	(4,606)
FREEE KK	JPMorgan Chase Bank N.A.	40,000	10/20/21	JPY	8,645.60	JPY	326,000	(66,487)
Rakus Ltd.	Goldman Sachs International	112,300	10/21/21	JPY	3,573.80	JPY	444,147	(442,330)
Altium Ltd.	Goldman Sachs International	108,300	10/26/21	AUD	32.91	AUD	3,847	(208,476)
Samsung Sdi Ltd.	UBS AG	9,700	10/26/21	KRW	800,800.00	KRW	6,964,600	(16,604)
Endava PLC	Credit Suisse International	22,500	10/27/21	USD	141.09	USD	3,057	(69,075)
Soitec SA	Morgan Stanley & Co. International PLC	6,100	10/27/21	EUR	211.12	EUR	1,146	(6,579)
Legalzoom.com, Inc.	Barclays Bank PLC	50,700	10/28/21	USD	38.65	USD	1,338	(329)
Locaweb Servicos De Internet SA	Citibank N.A.	1,183,200	10/29/21	USD	23.60	USD	27,072	(200,896)
Magazine Luiza SA	Credit Suisse International	2,047,000	10/29/21	USD	18.83	USD	29,354	(10,992)
Rakus Ltd.	JPMorgan Chase Bank N.A.	121,700	10/29/21	JPY	4,735.50	JPY	481,324	(43,603)
Soitec SA	UBS AG	6,900	10/29/21	EUR	217.74	EUR	1,297	(4,488)
Asm International NV	Credit Suisse International	15,900	11/02/21	EUR	382.30	EUR	5,377	(77,779)
Avalara, Inc.	Citibank N.A.	21,200	11/02/21	USD	179.05	USD	3,705	(155,086)
BE Semiconductor Industries NV	Credit Suisse International	33,700	11/02/21	EUR	83.45	EUR	2,314	(8,133)
GMO Payment Gateway Inc.	JPMorgan Chase Bank N.A.	31,800	11/02/21	JPY	16,068.00	JPY	450,924	(11,066)
Xero Ltd.	Citibank N.A.	32,300	11/02/21	AUD	155.31	AUD	4,490	(8,581)
C3.AI, Inc., Class A	Morgan Stanley & Co. International PLC	142,900	11/03/21	USD	53.54	USD	6,622	(173,351)
Endava PLC	JPMorgan Chase Bank N.A.	23,100	11/03/21	USD	127.67	USD	3,138	(247,228)

6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Science and Technology Trust II (BSTZ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Farfetch Ltd., Class A	Barclays Bank PLC	31,000	11/03/21	USD	43.91	USD	1,162	$(16,550)
Shoals Technologies Group, Inc., Class A	Citibank N.A.	42,900	11/03/21	USD	35.14	USD	1,196	(15,671)
Snap, Inc., Class A	Goldman Sachs International	18,600	11/03/21	USD	76.15	USD	1,374	(84,029)
TuSimple Holdings, Inc.	Citibank N.A.	46,700	11/03/21	USD	38.50	USD	1,734	(166,603)
Shoals Technologies Group, Inc., Class A	Bank of America N.A.	19,900	11/05/21	USD	32.36	USD	555	(17,468)
Chegg, Inc.	BNP Paribas SA	74,500	11/08/21	USD	84.31	USD	5,067	(28,541)
Farfetch Ltd., Class A	BNP Paribas SA	40,000	11/08/21	USD	44.86	USD	1,499	(19,578)
Shoals Technologies Group, Inc., Class A	Citibank N.A.	43,000	11/09/21	USD	36.47	USD	1,199	(17,028)
FREEE KK	JPMorgan Chase Bank N.A.	60,900	11/10/21	JPY	8,761.27	JPY	496,335	(167,281)
Kakao Corp.	Morgan Stanley & Co. International PLC	49,800	11/10/21	KRW	125,931.97	KRW	5,876,400	(153,986)
Lasertec Corp.	Goldman Sachs International	149,200	11/10/21	JPY	28,633.20	JPY	3,818,028	(717,029)
Silergy Corp.	Morgan Stanley & Co. International PLC	30,000	11/10/21	USD	4,766.85	USD	123,150	(75,060)
Soitec SA	UBS AG	5,000	11/10/21	EUR	191.77	EUR	940	(38,024)

								$(6,991,057)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$—	$10,428,000	$—	$10,428,000
Airlines	—	8,253,050	—	8,253,050
Automobiles	65,692,462	36,601,394	—	102,293,856
Banks	—	—	119,556,087	119,556,087
Diversified Consumer Services	24,226,479	—	17,862,246	42,088,725
Electrical Equipment	11,067,328	—	—	11,067,328
Electronic Equipment, Instruments & Components	—	42,471,536	—	42,471,536
Entertainment	49,926,332	30,276,840	—	80,203,172
Health Care Providers & Services	12,716,830	—	—	12,716,830
Interactive Media & Services	128,845,258	74,988,570	—	203,833,828
Internet & Direct Marketing Retail	110,180,629	30,387,338	—	140,567,967
IT Services	436,615,228	70,180,102	64,790,580	571,585,910

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Science and Technology Trust II (BSTZ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Machinery	$—	$4,012,366	$—	$4,012,366
Multi-line Retail	18,687,645	—	—	18,687,645
Professional Services	32,943,326	—	—	32,943,326
Road & Rail	35,165,163	—	—	35,165,163
Semiconductors & Semiconductor Equipment	241,131,935	216,985,726	—	458,117,661
Software	439,063,191	140,393,107	76,036,610	655,492,908
Specialty Retail	—	38,707,586	—	38,707,586
Preferred Securities
Preferred Stocks	—	—	654,908,125	654,908,125
Warrants	—	—	480,073	480,073
Short-Term Securities
Money Market Funds	50,871,756	—	—	50,871,756
Unfunded SPAC PIPE Commitments(a)	—	—	—	—

	$1,657,133,562	$703,685,615	$933,633,721	$3,294,452,898

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(8,404,390)	$(10,231,443)	$—	$(18,635,833)

(a)	Unfunded SPAC PIPE commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Unfunded SPAC PIPE Commitments	Warrants	Total
Assets
Opening balance, as of December 31, 2020	$116,083,688	$401,750,866	$—	$521,839	$518,356,393
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	18,754,001	—	—	18,754,001
Net change in unrealized appreciation (depreciation)(a)	114,933,953	199,683,601	—	(41,766)	314,575,788
Purchases	52,884,809	135,500,021	—	—	188,384,830
Sales	(5,656,927)	(100,780,364)	—	—	(106,437,291)

Closing balance, as of September 30, 2021	$278,245,523	$654,908,125	$—	$480,073	$933,633,721

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021(a)	$115,261,790	$248,278,027	$—	$(41,766)	$363,498,051

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks(b)(c)	$278,245,523	Market	Revenue Multiple	12.00x - 34.85x	23.39x
			Volatility	32% - 32%	32%
			Time to Exit	0.5 - 0.5	0.5
			Recent Transactions	$14.34 - $3,840.52	$1,087.30

Preferred Stocks(d)(e)	654,908,125	Income	Discount Rate	40%	—
		Market	Revenue Multiple	1.52x - 40.00x	21.34x
			Volatility	30% - 50%	48%
			Time to Exit	2.3 - 4.0	3.7

8

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Science and Technology Trust II (BSTZ)

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
			Recent Transactions	$8.48 - $ 3,840.52	$961.42

Warrants(f)	$480,073	Market	Revenue Multiple	12.00x	—
			Volatility	32%	—
			Time to Exit	0.5	—

	$933,633,721

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end September 30, 2021, the valuation technique for investments classified as Common Stocks amounting to $16,312,248 changed to Current Value Method. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

(c)

For the period end September 30, 2021, the valuation technique for investments classified as Common Stocks amounting to $22,049,886 changed to Transaction Price approach. The investments were previously valued utilizing Current Value Method. The change was due to consideration of the information that was available at the time the investments were valued.

(d)

For the period end September 30, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $107,439,928 changed to Current Value Method. The investments were previously valued utilizing Transaction Price Approach. The change was due to consideration of the information that was available at the time the investments were valued.

(e)

For the period end September 30, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $51,250,742 changed to Transaction Price approach. The investments were previously valued utilizing Current Value Method. The change was due to consideration of the information that was available at the time the investments were valued.

(f)

For the period end September 30, 2021, the valuation technique for investments classified as Warrants amounting to $480,073 changed to Current Value Method. The investments were previously valued utilizing Transaction Price Approach. The change was due to consideration of the information that was available at the time the investments were valued.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

HKD	Hong Kong Dollar

JPY	Japanese Yen

KRW	South Korean Won

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

PIPE	Private Investment in Public Equity

SPAC	Special Purpose Acquisition Company

CONSOLIDATED SCHEDULE OF INVESTMENTS	9